SCHEDULE OF REVENUES AND OUTSTANDING RECEIVABLE AND COST OF SALES AND OUTSTANDING PAYABLE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Revenues	$ 1,380,382	$ 1,675,894	$ 5,355,380	$ 5,233,483	$ 7,105,530	$ 8,171,635
Purchases			$ 23,826	$ 32,780	$ 38,905	$ 474,576
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	6.02%	21.46%	11.10%	20.52%	19.43%	18.02%
Purchases	$ 29,697	$ 281,220	$ 287,366	$ 802,420	$ 1,018,846	$ 1,027,237
Accounts payables	$ 3,674	108,947	$ 3,674	108,947	85,745	111,447
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.59%		10.75%
Purchases	$ 76,847		$ 278,464
Accounts payables	19,333		19,333
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 212,210	$ 809,603	$ 1,284,480	$ 2,679,083	$ 3,506,052	$ 3,936,733
Concentration risk percentage	15.37%	48.31%	23.98%	51.19%	49.34%	48.18%
Accounts receivable	$ 97,371	$ 277,436	$ 97,371	$ 277,436	$ 253,373	$ 340,424
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 424,123		$ 939,844
Concentration risk percentage	30.73%		17.55%
Accounts receivable